American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 29, 2020

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.1%
Alabama — 1.0%
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,426,720
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,573,500
		8,000,220
Alaska — 0.3%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,513,875
Arizona — 6.8%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,343,507
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,885,447
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,245,240
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,398,300
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,732,400
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,103,970
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	873,600
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,664,580
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,663,785
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,336,680
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	553,580
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	1,041,350
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,039,300
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	1,033,560
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	562,635
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,108,490
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,243,220
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,378,835
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,377,351
Maricopa County Industrial Development Authority Rev., (Benjamin Franklin Charter School Ltd.), 6.00%, 7/1/52(1)	4,000,000	4,758,120
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/54(1)	2,450,000	2,791,456
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,109,570
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/36	8,075,000	10,893,175
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	208,000	208,245
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	144,000	144,138
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,045,700
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	597,990
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	2,000,000	2,376,020
		55,510,244
California — 3.0%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,262,320
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,760
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	582,270

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	575,855
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,145,190
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	2,319,575
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	600,390
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	568,490
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,069,290
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	961,300
Independent Cities Finance Authority Rev., (Lamplighter Salinas Mobilehome Park), 6.15%, 7/15/40	2,000,000	2,035,880
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,504,149
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,646,130
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	988,925
State of California GO, 4.00%, 10/1/36	5,000,000	6,220,700
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,505,325
		25,016,549
Colorado — 4.5%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,055,640
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,110,560
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	536,816
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	563,619
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,306,718
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,362,080
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,097,440
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,316,860
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,064,510
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	587,910
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,321,660
Copper Ridge Metropolitan District Rev., 5.00%, 12/1/39	2,500,000	2,711,150
Copper Ridge Metropolitan District Rev., 5.00%, 12/1/43	1,000,000	1,078,510
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	535,215
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,471,368
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,666,335
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	2,065,699
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	500,000	512,400
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,320,462
One Horse Business Improvement District Rev., 6.00%, 6/1/24	890,000	891,789
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	540,965
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,015,130
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	586,730
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,158,180
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)(3)	1,500,000	1,813,080
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	339,165
		37,029,991
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	4,495,275
Delaware — 0.6%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,527,285
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,360,720
		4,888,005

District of Columbia — 3.0%
District of Columbia GO, 5.00%, 10/15/44	5,000,000	6,446,600
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,827,450
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/49	10,000,000	12,589,200
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/49	3,000,000	3,516,630
		24,379,880
Florida — 5.7%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,181,248
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	272,280
Capital Trust Agency, Inc. Rev., (Franklin Academy - Cooper City Campus), 5.00%, 12/15/50(1)	1,000,000	1,082,930
Capital Trust Agency, Inc. Rev., (Franklin Academy - Cooper City Campus), 5.00%, 12/15/55(1)	1,005,000	1,084,968
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	800,070
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,089,610
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	5,000,000	5,738,150
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,079,060
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	898,496
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	947,452
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,148,380
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,480,362
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,049,807
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,219,080
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	3,150,000	3,816,540
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	2,027,800
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	3,000,000	3,042,030
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	2,118,740
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,435,798
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,781,900
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	430,000	488,656
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,955,000	2,086,728
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,720,000	3,005,437
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50(1)	2,000,000	2,115,440
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	725,000	730,699
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,101,952
		46,823,613
Georgia — 2.4%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,571,050
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,385,551
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	2,118,680
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	4,215,280
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/49 (GA: Macquarie Group Ltd.)	1,500,000	2,262,915
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,744,035
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,675,980
		19,973,491
Guam — 0.1%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,031,750
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 1/1/39	4,250,000	5,508,765
Idaho — 0.4%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,469,537

Illinois — 8.6%
Chicago GO, 5.625%, 1/1/29	2,500,000	3,140,425
Chicago GO, 5.00%, 1/1/30	6,000,000	7,629,600
Chicago GO, 5.50%, 1/1/39	2,000,000	2,323,600
Chicago GO, 5.00%, 1/1/40	2,500,000	2,569,650
Chicago Board of Education GO, 5.00%, 12/1/23	1,500,000	1,694,325
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	4,147,859
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,986,300
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,273,340
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,451,262
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,525,060
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,821,622
Illinois Finance Authority Rev., 5.00%, 11/1/49	1,150,000	1,263,079
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,780,064
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,985,695
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,232,680
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,189,860
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,767,850
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,281,920
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,606,900
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,201,550
State of Illinois GO, 5.00%, 11/1/27	3,000,000	3,735,990
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,756,360
State of Illinois GO, 5.00%, 10/1/33	900,000	1,127,169
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,241,078
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,122,630
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,091,060
		70,946,928
Iowa — 1.2%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	1,900,000	1,977,463
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,440,461
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	1,500,000	1,521,675
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,010,650
		9,950,249
Kansas — 1.3%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	10,055,275
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	945,000	969,976
		11,025,251
Kentucky — 1.1%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,532,954
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	3,000,000	3,413,100
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,335,310
		9,281,364
Louisiana — 0.2%
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.20%, 6/1/37	1,500,000	1,578,240
Maryland — 2.1%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,645,275
Brunswick Special Tax, 5.00%, 7/1/36	1,450,000	1,677,041
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,158,010

Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,190,050
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,250,860
Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,351,968
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,681,230
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,291,020
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,829,234
		17,074,688
Massachusetts — 1.1%
Massachusetts GO, 5.00%, 1/1/49	7,000,000	8,928,080
Michigan — 2.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,818,400
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,713,104
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,272,400
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,880,725
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	2,195,000	2,461,232
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,939,790
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,061,740
		21,147,391
Minnesota — 0.8%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,672,729
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	2,011,327
		6,684,056
Mississippi — 0.3%
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38(3)	800,000	1,011,216
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39(3)	850,000	1,071,144
		2,082,360
Missouri — 3.0%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 2.875%, 2/1/34	2,000,000	2,002,700
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,306,375
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,797,450
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,999,112
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,172,230
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,698,205
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,759,700
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,966,696
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,117,920
		24,820,388
Nevada — 2.4%
Clark County Special Assessment, 5.00%, 8/1/30	1,385,000	1,562,931
Clark County Special Assessment, 5.00%, 8/1/32	360,000	403,729
Clark County Special Assessment, 5.00%, 8/1/35	660,000	736,633
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,161,422
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	660,000	670,751
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	995,000	1,110,928
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	850,000	905,412
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	382,047

Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,113,630
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,539,244
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	600,000	659,364
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	750,000	828,270
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	600,000	661,854
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	1,000,000	1,097,420
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	9,500,000	1,594,195
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,343,160
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	3,164,310
		19,935,300
New Jersey — 4.3%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,845,750
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,836,039
New Jersey Economic Development Authority Rev., 4.00%, 6/15/49	1,250,000	1,422,687
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,215,367
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	791,809
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,889,200
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,100,500
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	562,625
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,736,325
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/23	1,000,000	1,135,130
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/50	5,000,000	6,073,550
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	3,500,000	4,423,125
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,483,120
		35,515,227
New Mexico — 0.4%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	560,125
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	497,479
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,316,028
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	808,304
		3,181,936
New York — 11.7%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,707,420
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	821,835
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,092,470
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	716,637
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	568,250
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,123,330
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,120,720
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,678,995
New York City GO, 5.00%, 8/1/23	750,000	856,297
New York City GO, 5.00%, 4/1/45	10,000,000	12,532,600
New York City GO, VRDN, 1.22%, 3/2/20 (SBBPA: JPMorgan Chase Bank N.A.)	650,000	650,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,079,310
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	2,000,000	2,402,780
New York City Water & Sewer System Rev., 5.00%, 6/15/40	5,000,000	6,595,850

New York City Water & Sewer System Rev., 5.00%, 6/15/49	5,000,000	6,280,100
New York City Water & Sewer System Rev., 5.00%, 6/15/49	7,000,000	9,083,760
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,507,350
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,067,240
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,247,090
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/47	10,000,000	11,987,000
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/48	10,000,000	12,716,900
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/33	1,075,000	1,443,832
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/45	6,260,000	7,872,451
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,235,650
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,102,680
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,076,280
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	377,802
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	743,322
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	535,880
		96,223,831
North Carolina — 1.1%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,084,480
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,329,520
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,747,920
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,665,180
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	669,304
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	313,757
		8,810,161
Ohio — 6.1%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55(3)	15,000,000	16,963,200
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/52(2)	25,000,000	2,331,250
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(2)(3)	15,000,000	2,111,700
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,614,299
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,377,940
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,985,950
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,679,980
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,407,325
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,514,500
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,714,950
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,211,830
Ohio Air Quality Development Authority Rev., (AMG Vanadium LLC), 5.00%, 7/1/49 (GA: AMG Advanced Metallurgicl)(1)	3,000,000	3,476,970
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,135,720
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,141,230
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,210,460
		49,877,304
Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	1,110,000	1,373,248
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,067,120
		3,440,368
Oregon — 0.2%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	1,150,000	1,150,564
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	777,038
		1,927,602

Pennsylvania — 4.6%
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,402,454
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,571,304
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.00%, 12/1/51	3,000,000	3,383,340
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,215,000	1,345,102
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	574,140
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,147,409
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,194,540
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,758,360
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	3,493,170
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,295,798
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,719,450
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,145,180
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,432,750
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	1,020,620
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	303,311
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,050,351
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,332,705
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,702,230
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,748,460
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	405,000	421,070
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,167,460
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	3,024,775
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,091,050
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,128,456
		37,453,485
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,469,229
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,095,320
		3,564,549
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,568,520
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,475,089
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,109,750
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	667,473
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	1,123,400
		5,944,232
Tennessee — 1.5%
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,757,096
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,610,020
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	577,865
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	6,310,975
		12,255,956

Texas — 7.9%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	716,933
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,352,838
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,103,240
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,196,240
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,593,442
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,954,960
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,715,475
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31	1,615,000	1,706,651
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	1,850,000	1,906,573
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24	1,385,000	1,499,955
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25	1,505,000	1,655,440
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26	1,000,000	1,114,460
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	1,260,000	1,423,019
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	1,120,000	1,260,336
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	570,000	639,494
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	2,750,000	3,028,273
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25	290,000	320,238
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26	390,000	436,788
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,441,193
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,098,200
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,212,100
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	245,000	245,076
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,149,773
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,087,120
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	6,154,913
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,056,310
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,443,320
Texas Water Development Board Rev., 5.00%, 4/15/49	5,380,000	6,840,778
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/49	1,000,000	1,184,260
		64,537,398
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,183,230
Virginia — 2.4%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,076,400
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,721,600
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,801,293
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	885,449
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,503,578
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	1,036,232

Mosaic District Community Development Authority Tax Allocation, 6.875%, 3/1/36	1,000,000	1,044,020
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,320,460
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,571,030
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,374,013
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,022,530
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	1,087,330
		19,443,935
Washington — 2.3%
State of Washington GO, 5.00%, 6/1/33	7,825,000	10,394,808
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	915,000	966,506
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	2,390,000	2,390,908
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	916,403
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	2,076,149
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,301,940
		19,046,714
West Virginia — 0.2%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,194,816
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	570,035
		1,764,851
Wisconsin — 2.0%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,092,150
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,724,594
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	787,570
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,121,350
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,507,343
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	565,770
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	492,374
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,157,900
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)(3)	1,000,000	1,197,400
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	3,126,392
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,221,860
		15,994,703
TOTAL MUNICIPAL SECURITIES (Cost $755,136,760)		822,260,972
AFFILIATED FUNDS(4) — 1.4%
American Century Diversified Municipal Bond ETF (Cost $10,646,442)	206,300	11,272,624
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $765,783,202)		833,533,596
OTHER ASSETS AND LIABILITIES — (1.5)%		(12,001,037)
TOTAL NET ASSETS — 100.0%		$821,532,559

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $144,667,610, which represented 17.6% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	822,260,972	—
Affiliated Funds	11,272,624	—	—
	11,272,624	822,260,972	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended February 29, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

American Century Diversified Municipal Bond ETF	$7,016	$3,723	—	$534	$11,273	206	—	$179

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.